Accrued Expenses And Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following:

	September 30, 2017	December 31, 2016
Compensation and benefits	$524,409	$272,601
Research and development expenses	452,139	315,937
General and administrative	306,997	160,116
Accrued interest	—	193,781
Warrant and UPO liability	7,138	5,552
Total accrued expenses and other current liabilities	$1,290,683	$947,987